Consolidated Statements of (Loss) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Net earned insurance and reinsurance premiums									$ 1,441.6	$ 1,262.3	$ 1,035.3
Net investment income									84.7	71.4	56.8
Net realized investment gains (losses)									56.7	2.3	(27.2)
Net unrealized investment gains (losses)									80.6	(23.2)	(10.5)
Net foreign exchange gains									7.7	22.7	9.2
Revaluation of contingent consideration									(6.3)	9.6	48.8
Other revenue									55.1	112.7	21.7
Total revenues	$ 352.0	$ 487.4	$ 441.0	$ 439.7	$ 336.8	$ 351.7	$ 441.8	$ 327.5	1,720.1	1,457.8	1,134.1
Expenses
Loss and loss adjustment expenses									1,170.3	900.0	811.2
Insurance and reinsurance acquisition expenses									288.7	255.4	197.2
Other underwriting expenses									138.2	146.2	106.1
General and administrative expenses									109.8	77.9	91.9
Intangible asset amortization expenses									15.8	15.8	10.2
Impairment of intangible assets									0.0	8.0	5.0
Interest expense on debt									31.0	30.8	22.4
Total expenses	506.0	498.7	430.7	318.4	482.3	386.3	292.4	273.1	1,753.8	1,434.1	1,244.0
Pre-tax (loss) income									(33.7)	23.7	(109.9)
Income tax (expense)									(11.9)	(40.4)	(26.4)
Net (loss)									(45.6)	(16.7)	(136.3)
Less: Income attributable to non-controlling interests									(1.7)	(1.4)	(13.7)
Net (loss) attributable to Sirius Group									(47.3)	(18.1)	(150.0)
Change in carrying value of Series B preference shares									9.2	(36.4)	0.0
Add: Redemption of Series A redeemable preference shares									0.0	13.8	0.0
Less: Accrued dividends on Series A redeemable preference shares									0.0	(2.6)	(6.1)
Net (loss) attributable to Sirius Group's common shareholders	$ (137.3)	$ (2.7)	$ 6.6	$ 95.3	$ (153.6)	$ (28.0)	$ 97.8	$ 40.5	$ (38.1)	$ (43.3)	$ (156.1)
Net (loss) per common share and common share equivalent
Basic earnings per common share and common share equivalent (in dollars per share)	$ (1.19)	$ (0.02)	$ 0.05	$ 0.75	$ (1.31)	$ (0.23)	$ 0.78	$ 0.32	$ (0.33)	$ (0.36)	$ (1.30)
Diluted earnings per common share and common share equivalent (in dollars per share)	$ (1.19)	$ (0.06)	$ 0.05	$ 0.74	$ (1.31)	$ (0.23)	$ 0.78	$ 0.32	$ (0.37)	$ (0.36)	$ (1.30)
Weighted average number of common shares and common share equivalents outstanding:
Basic weighted average number of common shares and common share equivalents outstanding (in shares)									115,234,105	119,253,924	120,000,000
Diluted weighted average number of common shares and common share equivalents outstanding (in shares)									127,135,775	119,253,924	120,000,000